Zurich Scudder Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110
                                                May 2, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A for The Japan Fund, Inc. (Reg. Nos. 33-13863, 811-1090) (the "Fund")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment noted above, which is the most recent amendment to such Registration Statement and was filed electronically on May 1, 2001.

         Comments or questions concerning this certificate may be directed to Ms. Lauren Giudice at 617-295-2560.



                                    Very truly yours,



                                    The Japan Fund, Inc.



                                By: /s/Maureen E. Kane
                                    ----------------------
                                    Ms. Maureen E. Kane
                                    Secretary



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